Trade receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade receivables.
Schedule of trade receivables

	2019	2018
	£’000	£’000
Trade receivables	46,694	133,505
Less: provision for impairment of trade receivables	(12,954)	(9,708)
Net trade receivables	33,740	123,797
Less: non-current portion
Trade receivables	9,889	4,724
Non-current trade receivables	9,889	4,724
Current trade and receivables	23,851	119,073